Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories And Supplies [Line Items]
Cost	₱ 3,306	₱ 3,340
Allowance for inventory obsolescence and write-down	1,509	1,612	₱ 2,218
Net realizable value	3,306	3,340
Cost [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	4,815	4,952
Commercial [Member]
Disclosure Of Inventories And Supplies [Line Items]
Allowance for inventory obsolescence and write-down	228	306
Net realizable value	2,258	1,747
Commercial [Member] | Cost [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	2,486	2,053
Network [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	1,945	1,971
Allowance for inventory obsolescence and write-down	1,180	1,020
Net realizable value	765	951
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	384	928
Allowance for inventory obsolescence and write-down	101	286
Net realizable value	₱ 283	₱ 642